Future Aircraft Leases Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 Aircraft Engine	Dec. 31, 2017 Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	196	191
Aircraft 124 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	124
Aircraft 54 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	54
Average lease term	50 months
Aircraft Engine 6 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of engines | Engine	6